NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
15.	NET INCOME PER SHARE

Basic net income per share and diluted net income per share have been calculated as follows:

	2010	2011	2012
Numerator:
Net income (loss) attributable to Charm Communications Inc.	37,967	46,147	(4,705)
Accretion of Series A convertible redeemable preferred shares	(1,215)	—	—
Undistributed earnings allocated to preferred shareholders	(658)	—	—

Net income (loss) attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	36,094	46,147	(4,705)

Denominator:
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	70,483,686	78,266,839	77,498,250
Employee stock options (treasury effect)	2,992,215	3,846,926	—

Number of ordinary shares outstanding used in computing diluted net income (loss) per share	73,475,901	82,113,765	77,498,250

Net income (loss) per share—basic	0.51	0.59	(0.06)
Net income (loss) per share—diluted	0.49	0.56	(0.06)

For the year ended December 31, 2010, the Series A convertible redeemable preferred shares (“Series A preferred shares”) were anti-dilutive using “if converted” method in the dilutive earning per share computation.

A total of 3,733,377, nil and 2,350,418 employee stock option and nonvested shares have been excluded from the dilutive share calculation for the year ended December 31, 2010, 2011 and 2012, respectively, as their effect was anti-dilutive.

The preferred shareholders were entitled to receive non-cumulative dividends on the Series A Preferred Shares in preference to any dividend on the ordinary shares at the rate of 8% per annum when and if declared by the Board, from funds legally available prior to any distribution with respect to the ordinary shares. No dividend can be paid on ordinary shares at a rate greater than the rate at which dividends are paid on Series A Preferred Shares without approvals from two thirds of preferred shareholders. Therefore, dividends on the Series A Preferred Shares were deducted from net income for the computation of net income attributable to ordinary shareholders. Any remaining earnings for the period were allocated to the ordinary shareholders.